NET INCOME (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2013
NET INCOME (LOSS) PER SHARE [Abstract]
NET INCOME (LOSS) PER SHARE
NOTE 6:	NET INCOME (LOSS) PER SHARE

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each period. Diluted net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each period, plus dilutive potential Ordinary shares considered outstanding during the period, in accordance with ASC 260, "Earning per Share" ("ASC 260"). The total weighted average number of shares related to the outstanding options and RSUs excluded from the calculations of diluted net earnings (loss) per share, as they would have been anti-dilutive for all periods presented, was 7,004,138 and 6,309,683 for the six months ended June 30, 2013 and 2012, respectively.

The following table sets forth the computation of basic and diluted net loss per share:

1.	Numerator:

	Six months ended June 30,
	2013	2012
	Unaudited
Numerator for basic and diluted net loss per share -
Net loss available to
Ordinary shareholders	$(6,332)	$(2,211)

2.	Denominator (in thousands):

	Six months ended June 30,
	2013	2012
	Unaudited

Denominator for basic net loss per share -
Weighted average number of shares	41,849	41,288
Add - employee stock options, RSUs and convertible notes	*) -	*) -

Denominator for diluted net loss per share - adjusted weighted average shares assuming exercise of options	41,849	41,288

*)       Anti-dilutive